Net results of financial transactions (Tables)	6 Months Ended
Jun. 30, 2026
Gains (losses) on financial instruments [abstract]
Schedule of net results of financial transactions

Skr mn	Apr-Jun 2026	Jan-Mar 2026	Apr-Jun 2025	Jan-Jun 2026	Jan-Jun 2025	Jan-Dec 2025
Derecognition of financial instruments not measured at fair value through profit or loss	4	59	0	63	1	3
Financial assets or liabilities at fair value through profit or loss	52	-77	-24	-26	-4	52
Financial instruments under fair value hedge accounting	-21	43	-8	22	4	-43
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	0	0	3	0	3	7
Total net results of financial transactions	34	25	-29	59	4	18